Subsequent events (Details) (USD $)	6 Months Ended						0 Months Ended	6 Months Ended			0 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2013 Chief Executive Officer (John N. Hatsopoulos)	Mar. 25, 2013 Chief Executive Officer (John N. Hatsopoulos)	Mar. 14, 2013 Prepayment from related party for future 2013 purchases	Jun. 30, 2013 Prepayment from related party for future 2013 purchases	Jul. 22, 2013 Subsequent event	Mar. 25, 2013 Subsequent event Chief Executive Officer (John N. Hatsopoulos)	Mar. 14, 2013 Subsequent event Prepayment from related party for future 2013 purchases
Subsequent Event [Line Items]
Prepayments received from related party							$ 827,747	$ 614,789			$ 827,747
Discount rate on related party prepaid purchases								6.00%			6.00%
Working capital line of credit with related party					1,500,000	1,000,000				1,000,000
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001	$ 0.001					$ 0.001
Line of Credit Facility, Maximum Amount Outstanding During Period	$ 1,150,000